Certain Balance Sheet Items (Tables)	3 Months Ended
Mar. 31, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Property and Equipment

Property and equipment consists of the following (in thousands):

	March 31, 2014	December 31,
		2013	2012
	(unaudited)
Laboratory equipment	$—	$—	$3,778
Office and computer equipment	556	556	983
Purchased software	166	166	166
Furniture and fixtures	42	42	174
Leasehold improvements	349	2,534	2,534

Total	1,114	3,298	7,635
Less accumulated depreciation and amortization	(1,054)	(3,295)	(7,551)

Property and equipment, net	$60	$3	$84

Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	March 31, 2014	December 31,
		2013	2012
	(unaudited)
Accrued compensation	$419	$518	$291
Accrued pre-clinical and clinical trial expenses	1,233	418	304
Accrued professional fees	501	782	285
Forward contract	—	453	—
Other accruals	215	80	110

Total accrued liabilities	$2,368	$2,251	$990